SHARE-BASED COMPENSATION (Details Narrative) - USD ($)					12 Months Ended
	Jul. 01, 2022	Jun. 28, 2022	Jun. 23, 2021	Jun. 23, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Dec. 11, 2019
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation						$ 422,221	$ 211,112
Common stock, par value					$ 0.0001	$ 0.0001		$ 0.0001
Exercise price					$ 0.01	$ 0.01
Number of shares granted options to purchase					22,000
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation					$ 170,883	$ 44,910
Consultant [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of stock issued, services, shares				633,333
Number of stock issued, services, value				$ 633,333
Director [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares granted			36,000
Common stock, par value			$ 0.0001
Exercise price	$ 0.01	$ 0.01	$ 0.01
Fair value of shares granted			$ 179,640
Number of shares granted options to purchase	29,600	22,508